MARK KARPE

Assistant Vice President and Counsel

Office: (949) 219-3224

Fax: (949) 219-3706

E-mail: Mark.Karpe@PacificLife.com

July 27, 2017

Via Electronic Transmission

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE: Pacific Funds Series Trust

        (File Nos. 333-61366, 811-10385)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, we hereby certify on behalf of Pacific Funds Series Trust (the “Registrant”), that: (i) the forms of prospectuses and Statement of Additional Information dated August 1, 2017 that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment (“PEA”) No. 136 to the Registrant’s Registration Statement on Form N-1A, and (ii) the text of PEA No.136 was filed electronically with the Commission on July 27, 2017.

Sincerely,

/s/ Mark Karpe

Mark Karpe

cc:	Laurene E. MacElwee, Pacific Life Fund Advisors LLC

  Robin S. Yonis, Esq., Pacific Life Fund Advisors LLC

  Audrey L. Cheng, Esq., Pacific Life Insurance Company

  Anthony H. Zacharski, Esq., Dechert LLP